UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      5/4/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      160,422
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
A T & T INC NEW                COM            00206R102      292     9955 SH       SOLE                  9955      0    0
AGNICO-EAGLE MINES LTD F       COM            008474108     1086    14154 SH       SOLE                 14154      0    0
AMERICA MOVIL SAB L ADRF SPONS COM            02364w105     1016    17714 SH       SOLE                 17714      0    0
AMERICAN EXPRESS COMPANY       COM            025816109     1054    24556 SH       SOLE                 24556      0    0
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     4569    66939 SH       SOLE                 66939      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     2764    34500 SH       SOLE                 34500      0    0
CAMECO CORP COM NPV ISIN#CA133 COM            13321l108     1110    27490 SH       SOLE                 27490      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739     7310   130628 SH       SOLE                130628      0    0
DURECT CORP COM                COM            266605104      263    76250 SH       SOLE                 76250      0    0
GILEAD SCIENCES INC            COM            375558103     1082    29870 SH       SOLE                 29870      0    0
GOLDCORP INC                   COM            380956409     1081    23500 SH       SOLE                 23500      0    0
HSBC HLDGS PLC ADR NEW F SPONS COM            404280406     1044    20446 SH       SOLE                 20446      0    0
INTEL CORP                     COM            458140100      206     9800 SH       SOLE                  9800      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    15383   163436 SH       SOLE                163436      0    0
ISHARES FTSE XINHAU CHINA 25 I COM            464287184     3514    81550 SH       SOLE                 81550      0    0
ISHARES LEHMAN BARCLAYS TIPS B COM            464287176    21614   201022 SH       SOLE                201022      0    0
ISHARES MSCI AUS IDX FD AUSTRA COM            464286103     1372    53929 SH       SOLE                 53929      0    0
ISHARES MSCI EAFE INDEX FUND E COM            464287465    29683   509840 SH       SOLE                509840      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    12955   271932 SH       SOLE                271932      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      578    52950 SH       SOLE                 52950      0    0
JOHNSON & JOHNSON              COM            478160104     1085    17536 SH       SOLE                 17536      0    0
JUNIPER NETWORKS INC           COM            48203r104      244     6620 SH       SOLE                  6620      0    0
K L A TENCOR CORP              COM            482480100      908    23488 SH       SOLE                 23488      0    0
MAKO SURGICAL CORP.            COM            560879108     1036    68051 SH       SOLE                 68051      0    0
MARTEK BIOSCIENCES CORP TENDER COM            572901106      351    11200 SH       SOLE                 11200      0    0
MASTERCARD INC                 COM            57636Q104     1072     4785 SH       SOLE                  4785      0    0
MC DONALDS CORP                COM            580135101     1094    14254 SH       SOLE                 14254      0    0
MERCK & CO., INC.              COM            58933Y105     2014    55893 SH       SOLE                 55893      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     5619    57280 SH       SOLE                 57280      0    0
RESEARCH IN MOTION LTD F       COM            760975102     1095    18834 SH       SOLE                 18834      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462f103      571     4541 SH       SOLE                  4541      0    0
SECTOR SPDR HEALTH FUND SHARES COM            81369Y209     1309    41549 SH       SOLE                 41549      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1830   240774 SH       SOLE                240774      0    0
SPDR GOLD TRUST ETF            COM            78463V107    14762   106417 SH       SOLE                106417      0    0
STATE STREET CORP              COM            857477103      213     4600 SH       SOLE                  4600      0    0
UTILITIES SECTOR SPDR          COM            81369Y886     1865    59512 SH       SOLE                 59512      0    0
VANGUARD ENERGY                COM            92204a306     5709    57283 SH       SOLE                 57283      0    0
VANGUARD INDEX FDS VANGUARDREI COM            922908553     2633    47555 SH       SOLE                 47555      0    0
VANGUARD TOTAL STOCK MKT       COM            922908769     6650   102413 SH       SOLE                102413      0    0
VODAFONE GROUP NEW ADR F SPONS COM            92857w209     1071    40495 SH       SOLE                 40495      0    0
YAMANA GOLD INC                COM            98462Y100      568    44350 SH       SOLE                 44350      0    0
iShares Russell 1000 Value Ind COM            464287598      211     3259 SH       SOLE                  3259      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102      536   170212 SH       SOLE                170212      0    0


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